Financial instruments, Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 525,584	$ 454,019
Financing cash flows	[1],[2]	(128,906)	72,228
Non-cash changes [Abstract]
Amortization	[1]	2,902	2,550
Other changes	[1],[3]	1,054	(3,213)
Ending balance	[1]	400,634	525,584
Current portion long term debt	[4]	29,626	9,792
Long term debt	[4]	367,069	512,507
Other current liabilities		1,178	624
Other non-current liabilities		3,545	3,330
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	522,299	449,959
Financing cash flows	[2],[5]	(127,816)	72,840
Non-cash changes [Abstract]
Amortization	[5]	2,902	2,550
Other changes	[3],[5]	(688)	(3,049)
Ending balance	[5]	396,696	522,299
Current portion long term debt		29,626	9,792
Long term debt		367,069	512,507
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[6]	3,285	4,060
Financing cash flows	[2],[6]	(1,090)	(611)
Non-cash changes [Abstract]
Other changes	[3],[6]	1,743	(164)
Ending balance	[6]	3,938	3,285
Other current liabilities		1,178	624
Other non-current liabilities		$ 2,760	$ 2,661

[1]	The reconciliation does not include interest rate swaps, which are described in Note 8.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[3]	Other changes related to bank loans for the years 2022 and 2021 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for 2022 represent lease liabilities assumed through the business combination (for more details see Note 16), lease modification, and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2021 represent foreign exchange effects during the year related to IFRS 16.
[4]	Amortized cost.
[5]	As of December 31, 2022, bank loans consist of current portion long-term debt of $29,626 thousand and long-term debt of $367,069 thousand. As of December 31, 2021, bank loans consist of current portion long-term debt of $9,792 thousand and long-term debt of $512,507 thousand.
[6]	As of December 31, 2022, office leases consist of $1,178 thousand of current liabilities and $2,760 thousand of non-current liabilities. As of December 31, 2021, office leases consist of $624 thousand of current liabilities and $2,661 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental in 2022 and of pensions in 2021.